                                                         DIRECT: +1.213.689.5128
                                                               RFRANDSEN@SSD.COM

December 16, 2004

FILED VIA EDGAR

COPIES SENT VIA E-MAIL AND U.S. POSTAL SERVICE

Jeffrey P. Riedler
Assistant Director
Securities and Exchange Commission
450 5th Street
Washington, D.C.  20549

RE:   CHEMOKINE THERAPEUTICS CORP.
      AMENDMENT NO. TWO TO FORM SB-2 REGISTRATION STATEMENT
      FILE NO. 333-117858

Dear Mr. Riedler:

         We have received your letter of December 9, 2004, commenting on the Amendment No. Two to the Registration Statement on Form SB-2 filed by Chemokine Therapeutics Corp. ("Chemokine"). We have reviewed it carefully and we have modified the filings in response to your comments. Our specific responses to each comment are set forth below. We have used the same numbering sequence as set forth in your letter to make your review of our response easier to follow. However, since the pagination has changed, the page numbers refer to the pages in the revised prospectus. Finally, we are furnishing seven marked copies of the amendment to expedite your review.

Plan of Distribution, page 22 of the Prospectus
-----------------------------------------------

         1. We have modified the disclosure to indicate when that only one closing will occur. We have further expanded the disclosure regarding the terms of the Agency Agreement and closing date of the offering.

         2. As indicated in our responses below, the distribution will be wholly outside the United States. Accordingly, Regulation M does not apply, and Rule 508(i) of Regulation SB does not apply.

Jeffrey P. Riedler
December 16, 2004
Page 2

         We have expanded the disclosure of the stabilizing transactions in accordance with Item 508(j) of Regulation SB.

         3. The Company will not distribute its shares in the United States. We have revised the disclosure to make such limitation clear. At the time that the Canaccord's United States Counsel provided the supplemental letter, the Company was considering distributing in the United States. Since that time, the Company has decided not to distribute the offering in the United States. Accordingly, Regulation M does not apply. Any stabilizing activities will be in accordance with Canadian law. The description of the stabilizing activities is included in the disclosure in accordance with Comment 2.

         4.     See response to Comment 3.

         5. As indicated the response to Comment 3, the Company will not distribute the offering in the United States. The over-allotment option described in the prospectus is in accordance with Canadian law and practice.

         6.     See response to Comment 3.

         7. We have revised the disclosure to provide the information that you describe in Comment 7. I am responding to each of your bullet points below:

         * Bullet point one: The agents may exercise the option "up to" 15% of the offering. Accordingly, it is not an "all or nothing" option.

         * Bullet point two: The greenshoe option shares will not be offered by the agents on a "best efforts" basis, since the agents will exercise the option only in order to cover a short position in the market.

         * Bullet point three: The greenshoe option shares will not be resold on a best efforts basis. See comment on bullet point two.

         * Bullet point four: If the agents exercise the greenshoe option, then Canaccord will purchase the shares for its own account only to cover its short position.

Management's Discussion and Analysis
------------------------------------

Research and Development, page 41
---------------------------------

         8. We have added disclosure to the Management's Discussion and Analysis to indicate that we cannot reasonably estimate the completion dates and completion costs of a drug candidate required to gain regulatory approval of our compounds for sale.

Interim Consolidated Statement of Operations, F-25
--------------------------------------------------

Jeffrey P. Riedler
December 16, 2004
Page 3

         9. The Company supplementally informs the Staff of the following information concerning the exclusive study license it granted during the third quarter of 2004 as it relates to the revenue recognition criteria under SAB 104:

                o There is persuasive evidence of an arrangement as there is a signed contract between the Company and the external party, Procter & Gamble Pharmaceuticals, Inc. ("PGP").

                o The price is fixed or determinable as a signed contract specifies the contractual price.

                o Collectibility is reasonably assured as $275,000 in cash was received prior to the end of the third quarter.

                o Delivery has occurred or services have been rendered (exclusive research opportunity has been provided and chemical compounds required in the contract have been delivered by the Company to PGP).

         The Company further supplementally informs the Staff that due to their question, the Company explored the contract in further detail and found that a portion of the chemical compounds that the Company was obliged to provide PGP under the contract have not yet been delivered as originally thought, and therefore the Company believes that it cannot recognize the full amount of income during the third quarter of 2004. The Company also investigated whether it could recognize income separately for multi-deliverable elements under EITF 00-21, but believes that it does not meet the requirements of the EITF. Therefore the Company believes that the appropriate way to recognize the revenue from the contract will be upon delivery of the final chemical compounds, which will complete all services that the Company is obliged to deliver to PGP. In the event the compounds are not required during the nine month study period, the Company will recognize the revenue at the end of the nine month study period.

         The Company has revised its financial statements and disclosures in the unaudited interim financial statements for the period ended September 30, 2004 to reflect the revised information.

         Thank you for your efforts in reviewing the Registration Statement. We would appreciate your most expeditious reply. If you have questions or comments about any matter in this letter, please call me directly or send me an email. I will reply promptly.

         We intend to follow this letter and Amendment No. Three immediately with a request for acceleration. We will request an effective date of December 17, 2004, at 1:00 PM or as soon thereafter as possible. If you see any problem with this time table, please contact me immediately.

Jeffrey P. Riedler
December 16, 2004
Page 4

                                       Sincerely,

                                       SQUIRE, SANDERS & DEMPSEY L.L.P.

                                       /s/ Russell M. Frandsen


                                       Russell M. Frandsen

CC:  Dr. Hassan Salari, Chemokine Therapeutics Corp.
     Mr. David Karp, Chemokine Therapeutics Corp.
     Ms. Mary Fraser, Securities and Exchange Commission
     Mr. Todd Sherman, Securities and Exchange Commission Mr. James Rosenberg, Securities and Exchange Commission Ms. Suzanne Hayes, Securities and Exchange Commission Mr. Randal R. Jones, Dorsey & Whitney LLP
     Mr. Christopher L. Doerksen, Dorsey & Whitney LLP